UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

Buffalo China Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 88.40%
	Consumer Discretionary - 11.90%
	Automobiles - 2.42%
344,000	Dongfeng Motor Group Co. Ltd. - Class H	$653,057

	Hotels, Restaurants & Leisure - 1.22%
4,000	Ctrip.com International, Ltd. - ADR (a)	172,320
105,000	Fairwood Holdings Ltd.	157,200
		329,520
	Media - 0.28%
20,500	Bona Film Group Ltd. - ADR (a)	76,055

	Specialty Retail - 4.83%
250,000	China ZhengTong Auto Services Holdings Ltd. (a)	286,963
1,300,000	Emperor Watch & Jewellery Ltd.	243,668
450,000	Hengdeli Holdings Ltd.	238,376
110,356	Lentuo Internationl Inc. - ADR (a)	536,330
		1,305,337
	Textiles, Apparel & Luxury Goods - 3.15%
340,000	Anta Sports Products Ltd.	609,529
95,000	Stella International Holdings Ltd.	241,117
2,576,800	Tack Fat Group International Ltd. (a)(b)(c)	0
		850,646
	Total Consumer Discretionary (Cost $6,323,012)	3,214,615

	Consumer Staples - 5.82%
	Food Products - 3.49%
100,000	Asian Citrus Holdings Ltd.	91,096
660,926	Asian Citrus Holdings Ltd.	615,239
135,000	China Agri-Industries Holdings Ltd.	143,439
30,000	Tingyi (Cayman Islands) Holding Corp.	92,878
		942,652
	Personal Products - 2.33%
165,000	Biostime International Holdings Ltd.	342,555
32,000	Hengan International Group Co. Ltd.	287,746
		630,301
	Total Consumer Staples (Cost $1,073,533)	1,572,953

	Energy - 16.30%
	Oil, Gas & Consumable Fuels - 16.30%
662,000	China Petroleum & Chemical Corp. - Class H	671,992
138,500	China Shenhua Energy Co.	663,682
660,000	CNOOC Ltd.	1,554,552
636,000	PetroChina Company Ltd.	934,147
150,000	Yanzhou Coal Mining Company Ltd. - Class H	577,934
	Total Energy (Cost $2,123,615)	4,402,307

	Financials - 10.86%
	Commercial Banks - 4.82%
550,000	Agricultural Bank of China Ltd. - Class H	290,415
610,000	Bank Of China Ltd. - Class H	298,570
378,000	China Construction Bank - Class H	314,679
522,500	Industrial & Commercial Bank of China Ltd. - Class H	398,535
		1,302,199
	Insurance - 6.04%
125,000	AIA Group Ltd. (a)	435,128
40,000	China Life Insurance Co., Ltd. - Class H	138,109
338,000	PICC Property and Casuality Co. Ltd. - Class H (a)	577,339
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H	482,283
		1,632,859
	Total Financials (Cost $2,456,811)	2,935,058

	Health Care - 6.02%
	Biotechnology - 1.97%
30,500	3SBio, Inc. - ADR (a)	531,615

	Health Care Equipment & Supplies - 2.31%
14,000	Mindray Medical International Ltd. - ADR	392,700
160,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	231,052
		623,752
	Pharmaceuticals - 1.74%
805,200	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	226,482
165,000	The United Laboratories International Holdings Ltd.	244,463
		470,945
	Total Health Care (Cost $1,152,520)	1,626,312

	Industrials - 8.67%
	Airlines - 2.79%
75,000	Cathay Pacific Airways Ltd.	174,470
1,073,000	China Southern Airline Co. Ltd. - Class H (a)	578,543
		753,013
	Construction & Engineering - 1.02%
86,000	China Communications Construction Co. - Class H	74,266
128,000	China Railway Construction Corp. Ltd. - Class H	107,342
200,000	China Railway Group Ltd. - Class H	94,254
		275,862
	Electrical Equipment - 0.94%
95,000	China High Speed Transmission Equipment Group Co.	105,381
40,000	Dongfang Electric Corp. Ltd. - Class H	148,984
		254,365
	Machinery - 0.65%
250,000	China Automation Group Ltd.	175,529

	Transportation Infrastructure - 3.27%
897,000	Anhui Expressway Co.	750,355
260,000	Sichuan Expressway Co. Ltd. - Class H	134,531
		884,886
	Total Industrials (Cost $1,852,456)	2,343,655

	Information Technology - 5.41%
	Communications Equipment - 1.96%
590,000	O-Net Communication Group Ltd. (a)	224,506
83,700	ZTE Corp. - Class H	304,449
		528,955

	Internet Software & Services - 1.31%
26,500	ChinaCache International Holdings Ltd. - ADR (a)	245,390
4,000	Tencent Holdings Ltd	109,170
		354,560
	IT Services - 1.09%
467,000	Travelsky Technology Ltd. - Class H	294,663

	Software - 1.05%
9,600	AsiaInfo-Linkage Inc. (a)	158,976
8,000	Longtop Financial Technologies Ltd. - ADR (a)(b)(c)	123,680
		282,656
	Total Information Technology (Cost $1,519,509)	1,460,834

	Materials - 8.47%
	Chemicals - 1.84%
600,000	China BlueChemical Ltd. - Class H	497,418

	Construction Materials - 4.16%
177,000	Anhui Conch Cement Co. Ltd.	832,950
250,000	China Shanshui Cement Group	290,047
		1,122,997
	Metals & Mining - 2.47%
386,000	Aluminum Corporation Of China Ltd.	332,496
100,000	Jiangxi Copper Company Ltd. - Class H	334,367
		666,863
	Total Materials (Cost $953,226)	2,287,278

	Telecommunication Services - 10.81%
	Diversified Telecommunication Services - 6.95%
120,000	China Communications Services Corp. Ltd. - Class H	71,055
1,622,000	China Telecom Corp. Ltd. - Class H	1,058,890
368,000	China Unicom Ltd.	747,046
		1,876,991
	Wireless Telecommunication Services - 3.86%
112,000	China Mobile Ltd.	1,042,696
	Total Telecommunication Services (Cost $2,602,485)	2,919,687

	Utilities - 4.14%
	Independent Power Producers & Energy Traders - 3.64%
588,000	Datang International Power Generation Company Ltd. - Class H	200,149
1,786,000	Huadian Power International Corp. Ltd. - Class H	356,424
808,000	Huaneng Power International, Inc. - Class H	427,621
		984,194
	Water Utilities - 0.50%
250,000	Guangdong Investment Ltd.	133,839
	Total Utilities (Cost $1,582,105)	1,118,033

	TOTAL COMMON STOCKS (Cost $21,639,272)	23,880,732

	SHORT TERM INVESTMENTS - 5.26%
	Investment Compaies - 5.26%
$1,420,692	Fidelity Institutional Government Portfolio - 0.01%	1,420,692
	Total Investment Companies (Cost $1,420,692)	1,420,692

	TOTAL SHORT TERM INVESTMENTS (Cost $1,420,692)	1,420,692

	Total Investments (Cost $23,059,964) - 93.66%	25,301,424
	Other Assets in Excess of Liabilities - 6.34%	1,713,063
	TOTAL NET ASSETS - 100.00%	$27,014,487

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $123,680 (0.46% of net assets) at June 30, 2011.
(c)	Fair valued security. The total value of these securities amounted to $123,680 (0.46% of net assets) at June 30, 2011

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments		$23,059,964
	Gross unrealized appreciation		7,134,638
	Gross unrealized depreciation		(4,893,178)
	Net unrealized appreciation		$2,241,460

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of June 30, 2011, the country diversification was as follows:
		Fair Value	Percentage

	China	$18,917,410	70.03%
	Hong Kong	4,963,322	18.37%
	Total Common Stock	$23,880,732	88.40%
	Total Short Term Investment	1,420,692	5.26%
	Total Investments	$25,301,424	93.66%
	Other Assets in Excess of Liabilities	1,713,063	6.34%
	TOTAL NET ASSETS	$27,014,487	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 57.70%
	Consumer Discretionary - 0.45%
	Hotels, Restaurants & Leisure - 0.45%
10,000	McDonald's Corp.	$843,200
	Total Consumer Discretionary (Cost $558,217)	843,200

	Consumer Staples - 16.50%
	Beverages - 3.67%
60,000	The Coca Cola Co.	4,037,400
10,000	Dr. Pepper Snapple Group, Inc.	419,300
35,000	PepsiCo, Inc.	2,465,050
		6,921,750
	Food & Staples Retailing - 4.24%
40,000	Costco Wholesale Corp.	3,249,600
50,000	Sysco Corp.	1,559,000
60,000	Wal-Mart Stores, Inc.	3,188,400
		7,997,000
	Food Products - 3.44%
35,000	Campbell Soup Co.	1,209,250
25,000	ConAgra Foods, Inc.	645,250
20,000	Kellogg Co.	1,106,400
100,000	Kraft Foods Inc. - Class A	3,523,000
		6,483,900
	Household Products - 5.15%
30,000	The Clorox Co.	2,023,200
25,000	Colgate-Palmolive Co.	2,185,250
35,000	Kimberly-Clark Corp.	2,329,600
50,000	The Procter & Gamble Co.	3,178,500
		9,716,550
	Total Consumer Staples (Cost $24,673,613)	31,119,200

	Energy - 16.52%
	Energy Equipment & Services - 1.82%
40,000	Patterson-UTI Energy, Inc.	1,264,400
25,000	Schlumberger Ltd. (c)	2,160,000
		3,424,400
	Oil, Gas & Consumable Fuels - 14.70%
70,000	Chevron Corp.	7,198,800
65,000	ConocoPhillips	4,887,350
45,000	Exxon Mobil Corp.	3,662,100
100,000	Frontier Oil Corp.	3,231,000
20,000	Hess Corp.	1,495,200
70,000	Marathon Oil Corp.	3,687,600
50,000	Royal Dutch Shell PLC - ADR (a)(c)	3,556,500
		27,718,550
	Total Energy (Cost $15,223,580)	31,142,950

	Financials - 4.29%
	Insurance - 4.29%
80,000	The Allstate Corp. (a)	2,442,400
60,000	Chubb Corp.	3,756,600
65,000	Cincinnati Financial Corp. (a)	1,896,700
	Total Financials (Cost $8,017,598)	8,095,700

	Health Care - 7.52%
	Health Care Equipment & Supplies - 0.63%
20,000	Baxter International, Inc.	1,193,800

	Pharmaceuticals - 6.89%
60,000	Abbott Laboratories	3,157,200
50,000	Eli Lilly & Co. (a)	1,876,500
60,000	GlaxoSmithKline, PLC - ADR (a)(c)	2,574,000
50,000	Johnson & Johnson	3,326,000
100,000	Pfizer, Inc.	2,060,000
		12,993,700
	Total Health Care (Cost $12,116,771)	14,187,500

	Industrials - 6.29%
	Aerospace & Defense - 1.57%
40,000	The Boeing Co. (a)	2,957,200

	Commercial Services & Supplies - 2.72%
155,000	Pitney Bowes, Inc. (a)	3,563,450
42,200	Waste Management Inc. (a)	1,572,794
		5,136,244
	Industrial Conglomerates - 2.00%
200,000	General Electric Co. (a)	3,772,000
	Total Industrials (Cost $14,339,775)	11,865,444

	Information Technology - 4.42%
	Semiconductors & Semiconductor Equipment - 3.04%
100,000	Applied Materials, Inc. (a)	1,301,000
200,000	Intel Corp. (a)	4,432,000
		5,733,000
	Software - 1.38%
100,000	Microsoft Corp. (a)	2,600,000
	Total Information Technology (Cost $7,810,080)	8,333,000

	Materials - 0.57%
	Chemicals - 0.57%
20,000	E.I. du Pont de Nemours & Co.	1,081,000
	Total Materials (Cost $837,633)	1,081,000

	Utilities - 1.14%
	Gas Utilities - 0.47%
50,000	Questar Corp.	885,500

	Multi-Utilities - 0.67%
25,000	OGE Energy Corp.	1,258,000
	Total Utilities (Cost $1,762,008)	2,143,500

	TOTAL COMMON STOCKS (Cost $85,339,275)	108,811,494

	CONVERTIBLE BONDS - 0.48%
	Health Care - 0.48%
	Biotechnology - 0.48%
	Amylin Pharmaceuticals, Inc.
$1,000,000	3.000%, 06/15/2014	910,000
	Total Health Care (Cost $873,770)	910,000

	TOTAL CONVERTIBLE BONDS (Cost $873,770)	910,000

	CORPORATE BONDS - 28.21%
	Consumer Discretionary - 9.85%
	Diversified Consumer Services - 1.87%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,015,000
	Education Management LLC
500,000	8.750%, 06/01/2014	514,375
		3,529,375
	Hotels, Restaurants & Leisure - 1.85%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,486,875

	Leisure Equipment & Products - 0.98%
	Brunswick Corp.
2,000,000	7.375%, 09/01/2023	1,850,000

	Media - 4.34%
	Lions Gate Entertainment Corp.
8,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009 through 05/09/2011, Cost $8,063,574) (b)(c)	8,180,000

	Specialty Retail - 0.81%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,537,500
	Total Consumer Discretionary (Cost $18,220,224)	18,583,750

	Consumer Staples - 3.79%
	Food & Staples Retailing - 2.13%
	The Pantry, Inc.
4,000,000	7.750%, 02/15/2014	4,010,000

	Food Products - 1.66%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	3,127,500
	Total Consumer Staples (Cost $6,922,846)	7,137,500

	Energy - 9.46%
	Energy Equipment & Services - 0.98%
	Hornbeck Offshore Services, Inc.
1,500,000	6.125%, 12/01/2014	1,492,500
350,000	8.000%, 09/01/2017	354,375
		1,846,875

	Oil, Gas & Consumable Fuels - 8.48%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	3,142,500
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,150,000
	Goodrich Petroleum Corp.
600,000	8.875%, 03/15/2019 (Acquired 02/25/2011 through 03/09/2011, Cost $599,375) (b)	603,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,087,500
	United Refining Co.
5,000,000	10.500%, 02/28/2018	5,012,500
		15,995,500
	Total Energy (Cost $17,007,808)	17,842,375

	Health Care - 1.23%
	Health Care Providers & Services - 1.10%
	CHS/Community Health Systems, Inc.
2,000,000	8.875%, 07/15/2015	2,065,000

	Pharmaceuticals - 0.13%
	Warner Chilcott Corp.
250,000	7.750%, 09/15/2018 (Acquired 08/12/2010, Cost $250,000) (b)(c)	253,437
	Total Health Care (Cost $2,298,750)	2,318,437

	Industrials - 3.08%
	Aerospace & Defense - 0.20%
	Triumph Group Inc.
350,000	8.000%, 11/15/2017	370,125

	Commercial Services & Supplies - 0.28%
	Covanta Holding Corp.
500,000	7.250%, 12/01/2020	525,470

	Consumer Services & Supplies - 1.31%
	Interface, Inc.
2,445,000	9.500%, 02/01/2014	2,469,450

	Electrical Equipment - 0.14%
	Polypore International, Inc.
250,000	7.500%, 11/15/2017	265,625

	Road & Rail - 1.15%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018 (c)	2,180,000
	Total Industrials (Cost $5,496,742)	5,810,670

	Information Technology - 0.80%
	Software - 0.80%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018 (Acquired 06/10/2011, Cost $1,500,000) (b)	1,515,000
	Total Information Technology (Cost $1,500,000)	1,515,000

	TOTAL CORPORATE BONDS (Cost $51,446,370)	53,207,732

	SHORT TERM INVESTMENTS - 12.67%
	Investment Compaies - 12.67%
$18,000,000	Fidelity Institutional Government Portfolio - 0.01%	18,000,000
5,895,891	The STIT-Treasury Portfolio - 0.02%	5,895,891
	Total Investment Companies (Cost $23,895,891)	23,895,891

	TOTAL SHORT TERM INVESTMENTS (Cost $23,895,891)	23,895,891

	Total Investments (Cost $161,555,306) - 99.06%	186,825,117
	Other Assets in Excess of Liabilities - 0.94%	1,763,569
	TOTAL NET ASSETS - 100.00%	$188,588,686

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Portions of these investments are segregated as collateral for open written option contracts.
(b)	Restricted security deemed liquid. The total value of restricted securities is $10,551,437 (5.59% of net assets) at June 30, 2011.
(c)	Foreign Issued Security. The total value of these securities amounted to $18,903,937 (10.02% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$161,555,306
	Gross unrealized appreciation	29,160,536
	Gross unrealized depreciation	(3,890,725)
	Net unrealized appreciation	$25,269,811

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2011 (Unaudited)

Contracts		Value
	CALL OPTIONS

	The Allstate Corp.
100	Expiration: August, 2011, Exercise Price: $31.00	$7,400
300	Expiration: August, 2011, Exercise Price: $32.00	10,800
	Applied Materials, Inc.
500	Expiration: October, 2011, Exercise Price: $14.00	21,000
	The Boeing Co.
100	Expiration: August, 2011, Exercise Price: $77.50	9,000
	Cincinnati Financial Corp.
70	Expiration: August, 2011, Exercise Price: $30.00	2,800
175	Expiration: September, 2011, Exercise Price: $30.00	8,750
	Eli Lilly & Co.
100	Expiration: August, 2011, Exercise Price: $38.00	5,900
	General Electric Co.
1,000	Expiration: August, 2011, Exercise Price: $19.00	53,000
	GlaxoSmithKline, PLC
100	Expiration: August, 2011, Exercise Price: $43.00	8,500
	Intel Corp.
500	Expiration: August, 2011, Exercise Price: $22.00	40,500
	Microsoft Corp.
239	Expiration: August, 2011, Exercise Price: $26.00	17,447
	Pitney Bowes, Inc.
100	Expiration: July, 2011, Exercise Price: $26.00	250
700	Expiration: August, 2011, Exercise Price: $23.00	38,500
	Royal Dutch Shall PLC
140	Expiration: August, 2011, Exercise Price: $75.00	7,000
	Waste Management Inc.
350	Expiration: August, 2011, Exercise Price: $40.00	3,500
	Total Options Written (Premiums received $172,353)	$234,347

Buffalo Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 96.06%
	Consumer Discretionary - 12.36%
	Auto Components - 1.75%
183,700	Johnson Controls, Inc.	$7,652,942

	Hotels, Restaurants & Leisure - 6.08%
91,900	McDonald's Corp.	7,749,008
115,800	Starwood Hotels & Resorts Worldwide, Inc.	6,489,432
234,000	WMS Industries Inc. (a)	7,188,480
94,900	Yum! Brands, Inc.	5,242,276
		26,669,196
	Household Durables - 1.93%
186,000	Harman International Industries, Inc.	8,476,020

	Specialty Retail - 1.09%
71,600	Abercrombie & Fitch Co. - Class A	4,791,472

	Textiles, Apparel & Luxury Goods - 1.51%
49,800	Polo Ralph Lauren Corp.	6,603,978
	Total Consumer Discretionary (Cost $49,915,006)	54,193,608

	Consumer Staples - 3.37%
	Beverages - 1.67%
108,700	The Coca Cola Co.	7,314,423

	Household Products - 1.70%
117,415	The Procter & Gamble Co.	7,464,072
	Total Consumer Staples (Cost $13,159,641)	14,778,495

	Energy - 3.02%
	Energy Equipment & Services - 3.02%
102,800	Baker Hughes, Inc.	7,459,168
66,700	Schlumberger Ltd. (b)	5,762,880
	Total Energy (Cost $11,604,138)	13,222,048

	Financials - 12.13%
	Capital Markets - 4.23%
47,500	Affiliated Managers Group, Inc. (a)	4,818,875
43,400	The Goldman Sachs Group, Inc.	5,776,106
173,500	Northern Trust Corp.	7,974,060
		18,569,041
	Diversified Financial Services - 7.90%
97,000	Global Payments Inc.	4,947,000
230,300	JPMorgan Chase & Co.	9,428,482
204,700	Moody's Corp.	7,850,245
88,700	MSCI, Inc. (a)	3,342,216
107,400	Visa Inc.	9,049,524
		34,617,467
	Total Financials (Cost $51,973,755)	53,186,508

	Health Care - 16.40%
	Health Care Equipment & Supplies - 5.33%
348,700	Align Technology, Inc. (a)	7,950,360
138,500	Baxter International, Inc.	8,267,065
111,000	Haemonetics Corp. (a)	7,145,070
		23,362,495
	Life Sciences Tools & Services - 5.01%
105,600	Agilent Technologies, Inc. (a)	5,397,216
204,100	Charles River Laboratories International, Inc. (a)	8,296,665
308,000	Pharmaceutical Product Development, Inc.	8,266,720
		21,960,601
	Pharmaceuticals - 6.06%
165,600	Abbott Laboratories	8,713,872
124,100	Allergan, Inc.	10,331,325
112,900	Johnson & Johnson	7,510,108
		26,555,305
	Total Health Care (Cost $63,116,089)	71,878,401

	Industrials - 12.58%
	Aerospace & Defense - 1.67%
99,200	The Boeing Co.	7,333,856

	Air Freight & Logistics - 2.18%
100,600	FedEx Corp.	9,541,910

	Construction & Engineering - 0.98%
66,000	Fluor Corp.	4,267,560

	Electrical Equipment - 2.12%
165,300	Emerson Electric Co.	9,298,125

	Industrial Conglomerates - 3.43%
82,900	3M Co.	7,863,065
381,100	General Electric Co.	7,187,546
		15,050,611
	Machinery - 1.18%
95,600	Chart Industries, Inc. (a)	5,160,488

	Professional Services - 1.02%
102,700	The Corporate Executive Board Co.	4,482,855
	Total Industrials (Cost $49,579,367)	55,135,405

	Information Technology - 31.59%
	Communications Equipment - 6.00%
582,000	Cisco Systems, Inc.	9,085,020
169,700	Motorola Solutions, Inc. (a)	7,812,988
165,500	QUALCOMM Inc.	9,398,745
		26,296,753
	Computers & Peripherals - 3.69%
27,600	Apple Inc. (a)	9,264,492
131,300	NetApp, Inc. (a)	6,930,014
		16,194,506
	Electronic Equipment, Instruments & Components - 2.18%
271,400	Corning Inc.	4,925,910
109,300	Dolby Laboratories, Inc. - Class A (a)	4,640,878
		9,566,788

	Internet Software & Services - 6.09%
176,300	Akamai Technologies, Inc. (a)	5,548,161
104,100	Ancestry.com, Inc. (a)	4,308,699
287,400	eBay Inc. (a)	9,274,398
14,900	Google Inc. - Class A (a)	7,545,062
		26,676,320
	Semiconductors & Semiconductor Equipment - 6.41%
489,500	Applied Materials, Inc.	6,368,395
234,400	Broadcom Corp. - Class A	7,885,216
357,200	Intel Corp.	7,915,552
180,500	Texas Instruments, Inc.	5,925,815
		28,094,978
	Software - 7.22%
427,440	Electronic Arts Inc. (a)	10,087,584
272,000	Microsoft Corp.	7,072,000
294,300	Oracle Corp.	9,685,413
81,100	Solera Holdings Inc.	4,797,876
		31,642,873
	Total Information Technology (Cost $133,489,410)	138,472,218

	Materials - 4.61%
	Chemicals - 4.61%
47,400	FMC Corp.	4,077,348
123,600	Monsanto Co.	8,965,944
66,000	Praxair, Inc.	7,153,740
	Total Materials (Cost $18,186,636)	20,197,032

	TOTAL COMMON STOCKS (Cost $391,024,042)	421,063,715

	SHORT TERM INVESTMENTS - 7.84%
	Investment Compaies - 7.84%
$34,385,409	Fidelity Institutional Government Portfolio - 0.01%	34,385,409
	Total Investment Companies (Cost $34,385,409)	34,385,409

	TOTAL SHORT TERM INVESTMENTS (Cost $34,385,409)	34,385,409

	Total Investments (Cost $425,409,451) - 103.90%	455,449,124
	Liabilities in Excess of Other Assets - (3.90)%	(17,118,982)
	TOTAL NET ASSETS - 100.00%	$438,330,142

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $5,762,880 (1.31% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$425,409,451
	Gross unrealized appreciation	41,119,859
	Gross unrealized depreciation	(11,080,186)
	Net unrealized appreciation	$30,039,673

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 6.89%
	Consumer Discretionary - 2.96%
	Diversified Consumer Services - 1.10%
148,900	Lincoln Educational Services Corp.	$2,553,635

	Hotels, Restaurants & Leisure - 1.86%
141,000	WMS Industries Inc. (a)	4,331,520
	Total Consumer Discretionary (Cost $4,438,858)	6,885,155

	Consumer Staples - 1.02%
	Food Products - 1.02%
35,000	Kraft Foods Inc. - Class A	1,233,050
35,000	Unilever NV - NY Shares - ADR (c)	1,149,750
	Total Consumer Staples (Cost $2,129,180)	2,382,800

	Financials - 0.88%
	Diversified Financial Services - 0.88%
50,000	JPMorgan Chase & Co.	2,047,000
	Total Financials (Cost $2,304,812)	2,047,000

	Health Care - 1.63%
	Pharmaceuticals - 1.63%
48,000	Abbott Laboratories	2,525,760
19,000	Johnson & Johnson	1,263,880
	Total Health Care (Cost $3,344,229)	3,789,640

	Industrials - 0.40%
	Industrial Conglomerates - 0.40%
50,000	General Electric Co.	943,000
	Total Industrials (Cost $1,024,875)	943,000

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $13,953,959)	16,047,595

	CONVERTIBLE PREFERRED STOCKS - 3.59%
	Consumer Discretionary - 0.96%
	Media - 0.96%
2,005	The Interpublic Group of Companies, Inc.	2,233,570
	Total Consumer Discretionary (Cost $2,015,050)	2,233,570

	Financials - 1.42%
	Commercial Banks - 1.42%
108,200	Boston Private Capital Trust I (a)	3,306,862
	Total Financials (Cost $5,342,000)	3,306,862

	Health Care - 1.21%
	Health Care Providers & Services - 1.21%
2,500	HEALTHSOUTH Corp.	2,813,125
	Total Health Care (Cost $2,563,619)	2,813,125

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,920,669)	8,353,557

	PREFERRED STOCKS - 2.00%
	Financials - 2.00%
	Capital Markets - 0.66%
32,319	AMG Capital Trust I	1,531,113

	Real Estate Management & Development - 1.34%
125,000	Firstservice Corp. (c)	3,131,250
	Total Financials (Cost $4,195,044)	4,662,363

	TOTAL PREFERRED STOCKS (Cost $4,195,044)	4,662,363

	CONVERTIBLE BONDS - 12.22%
	Consumer Discretionary - 0.55%
	Media - 0.55%
	The Interpublic Group of Companies, Inc.
$1,000,000	4.750%, 03/15/2023	1,270,000
	Total Consumer Discretionary (Cost $990,000)	1,270,000

	Consumer Staples - 0.13%
	Food & Staples Retailing - 0.13%
	The Pantry, Inc.
300,000	3.000%, 11/15/2012	299,250
	Total Consumer Staples (Cost $270,390)	299,250

	Energy - 1.84%
	Energy Equipment & Services - 1.84%
	Hornbeck Offshore Services Inc.
4,500,000	1.625%, 11/15/2026	4,286,250
	Total Energy (Cost $3,872,710)	4,286,250

	Financials - 0.61%
	Capital Markets - 0.61%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,413,750
	Total Financials (Cost $1,305,750)	1,413,750

	Health Care - 6.02%
	Biotechnology - 1.17%
	Amylin Pharmaceuticals, Inc.
3,000,000	3.000%, 06/15/2014	2,730,000

	Health Care Equipment & Supplies - 3.38%
	American Medical Systems
137,000	3.250%, 07/01/2036	212,473
863,000	4.000%, 09/15/2041	1,466,217
	CONMED Corp.
1,500,000	2.500%, 11/15/2024	1,516,875
	NuVasive, Inc.
2,000,000	2.250%, 03/15/2013	2,102,500
500,000	2.750%, 07/01/2017 (b)	508,125
	SonoSite, Inc.
1,800,000	3.750%, 07/15/2014	2,074,500
		7,880,690
	Life Sciences Tools & Services - 1.47%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,424,688
	Total Health Care (Cost $12,311,173)	14,035,378

	Industrials - 1.82%
	Electrical Equipment - 1.19%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,762,500

	Trading Companies & Distributors - 0.63%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,480,350
	Total Industrials (Cost $2,578,029)	4,242,850

	Information Technology - 1.15%
	Communications Equipment - 0.77%
	Ciena Corp.
1,500,000	4.000%, 03/15/2015 (Acquired 03/09/2010, Cost $1,500,000) (e)	1,794,375

	Semiconductors & Semiconductor Equipment - 0.38%
	Intel Corp.
850,000	2.950%, 12/15/2035	882,937
	Total Information Technology (Cost $2,342,180)	2,677,312

	Materials - 0.10%
	Metals & Mining - 0.10%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	239,500
	Total Materials (Cost $200,000)	239,500

	TOTAL CONVERTIBLE BONDS (Cost $23,870,232)	28,464,290

	CORPORATE BONDS - 67.27%
	Consumer Discretionary - 28.52%
	Diversified Consumer Services - 3.41%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,015,000
	Education Management LLC
4,800,000	8.750%, 06/01/2014	4,938,000
		7,953,000

	Hotels, Restaurants & Leisure - 7.11%
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	643,500
	Gaylord Entertainment Co.
3,000,000	6.750%, 11/15/2014	3,052,500
	Isle of Capri Casinos
2,928,000	7.000%, 03/01/2014	2,917,020
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,748,000
	Pinnacle Entertainment, Inc.
2,000,000	7.500%, 06/15/2015	2,045,000
	Royal Caribbean Cruises Ltd.
1,450,000	7.000%, 06/15/2013 (c)	1,555,125
1,615,000	7.500%, 10/15/2027 (c)	1,643,262
	Scientific Games International Inc.
350,000	7.875%, 06/15/2016 (Acquired 12/23/2010, Cost $350,875) (e)	367,500
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,083,750
500,000	6.750%, 02/01/2019	501,250
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019 (Acquired 04/11/2011, Cost $1,000,000) (e)	1,010,000
		16,566,907
	Household Durables - 2.37%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,087,500
	Sealy Mattress Co.
3,300,000	8.250%, 06/15/2014	3,324,750
87,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $84,460) (e)	97,005
		5,509,255
	Internet & Catalog Retail - 0.49%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,132,500

	Leisure Equipment & Products - 1.19%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	2,775,000

	Media - 5.48%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018 (Acquired 07/20/2010, Cost $500,000) (e)	550,000
	Lamar Media Corp.
2,750,000	6.625%, 08/15/2015	2,798,438
	Lions Gate Entertainment Corp.
8,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009 through 05/09/2011, Cost $7,880,315) (c)(e)	8,180,000
	Regal Entertainment Group
1,200,000	9.125%, 08/15/2018	1,248,000
		12,776,438
	Specialty Retail - 4.84%
	AutoNation, Inc.
2,000,000	7.000%, 04/15/2014 (b)	2,035,000
	Sally Holdings LLC
650,000	9.250%, 11/15/2014	679,250
	Sonic Automotive, Inc.
3,525,000	9.000%, 03/15/2018	3,727,687
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,843,125
		11,285,062

	Textiles, Apparel & Luxury Goods - 3.63%
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	5,107,500
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,355,782
		8,463,282
	Total Consumer Discretionary (Cost $62,879,813)	66,461,444

	Consumer Staples - 6.74%
	Food & Staples Retailing - 2.31%
	The Pantry, Inc.
4,750,000	7.750%, 02/15/2014	4,761,875
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	634,500
		5,396,375
	Food Products - 1.23%
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,866,875

	Personal Products - 3.20%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,210,000
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,240,000
		7,450,000
	Total Consumer Staples (Cost $15,050,173)	15,713,250

	Energy - 8.54%
	Energy Equipment & Services - 0.89%
	Gulfmark Offshore, Inc.
1,000,000	7.750%, 07/15/2014	1,015,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,060,000
		2,075,000
	Oil, Gas & Consumable Fuels - 7.65%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	860,625
2,000,000	8.250%, 11/01/2016	2,095,000
	Concho Res, Inc.
550,000	6.500%, 01/15/2022	552,063
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,916,250
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	109,750
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,060,000
	Goodrich Petroleum Corp.
4,200,000	8.875%, 03/15/2019 (Acquired 02/25/2011 through 04/20/2011, Cost $4,211,250) (e)	4,221,000
	Inergy L.P./Inergy Financial Corp.
3,000,000	6.875%, 08/01/2021 (Acquired 01/19/2011, Cost $3,000,000) (e)	3,003,750
	United Refining Co.
4,000,000	10.500%, 02/28/2018	4,010,000
		17,828,438
	Total Energy (Cost $19,131,433)	19,903,438

	Financials - 0.79%
	Capital Markets - 0.79%
	Janus Capital Group, Inc.
1,825,000	6.125%, 09/15/2011	1,836,492
	Total Financials (Cost $1,792,625)	1,836,492

	Health Care - 3.30%
	Health Care Providers & Services - 1.77%
	CHS/Community Health Systems, Inc.
4,000,000	8.875%, 07/15/2015	4,130,000

	Pharmaceuticals - 1.53%
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (Acquired 08/12/2010 through 12/21/2010, Cost $3,533,750) (c)(e)	3,548,125
	Total Health Care (Cost $7,627,500)	7,678,125

	Industrials - 13.22%
	Aerospace & Defense - 2.35%
	Transdigm, Inc.
2,000,000	7.750%, 12/15/2018 (Acquired 12/01/2010, Cost $2,000,000) (e)	2,110,000
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,273,625
1,000,000	8.625%, 07/15/2018	1,101,250
		5,484,875
	Commercial Services & Supplies - 4.52%
	Casella Waste Systems, Inc.
750,000	7.750%, 02/15/2019 (Acquired 01/26/2011 through 04/14/2011, Cost $756,250) (e)	755,625
	Cenveo Corp.
2,045,000	7.875%, 12/01/2013	1,973,425
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014	1,141,250
1,000,000	7.250%, 12/01/2020	1,050,939
	Darling International, Inc.
100,000	8.500%, 12/15/2018 (Acquired 12/03/2010, Cost $100,000) (e)	108,500
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	2,938,090
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,556,250
		10,524,079
	Electrical Equipment - 0.11%
	Polypore Intl, Inc.
250,000	7.500%, 11/15/2017	265,625

	Machinery - 2.28%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016	1,627,500
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	1,027,500
	Chart Industries, Inc.
2,530,000	9.125%, 10/15/2015 (b)	2,643,850
		5,298,850

	Road & Rail - 3.96%
	Kansas City Southern de Mexico SA de CV
4,000,000	8.000%, 02/01/2018 (c)	4,360,000
2,000,000	6.625%, 12/15/2020 (Acquired 12/14/2010, Cost $2,000,000) (c)(e)	2,090,000
2,000,000	6.125%, 06/15/2021 (Acquired 05/06/2011, Cost $2,000,000) (b)(c)(e)	2,010,000
	Kansas City Southern Railway
650,000	13.000%, 12/15/2013	758,875
		9,218,875
	Total Industrials (Cost $28,930,105)	30,792,304

	Information Technology - 5.47%
	Electronic Equipment, Instruments & Components - 1.64%
	Kemet Corp.
3,450,000	10.500%, 05/01/2018	3,829,500

	IT Services - 2.18%
	iGate Corp.
5,000,000	9.000%, 05/01/2016 (Acquired 04/14/2011, Cost $5,000,000) (e)	5,075,000

	Semiconductors & Semiconductor Equipment - 1.00%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	565,588
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,767,632
		2,333,220
	Software - 0.65%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018 (Acquired 06/10/2011, Cost $1,500,000) (e)	1,515,000
	Total Information Technology (Cost $11,924,287)	12,752,720

	Materials - 0.23%
	Metals & Mining - 0.23%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020	531,250
	Total Materials (Cost $500,000)	531,250

	Telecommunication Services - 0.46%
	Diversified Telecommunications - 0.46%
	Level 3 Financing, Inc.
1,000,000	10.000%, 02/01/2018	1,078,750
	Total Telecommunication Services (Cost $1,076,052)	1,078,750

	TOTAL CORPORATE BONDS (Cost $148,911,988)	156,747,773

	SHORT TERM INVESTMENTS - 6.39%
	Investment Compaies - 6.39%
$14,890,517	Fidelity Institutional Government Portfolio - 0.01%	14,890,517
	Total Investment Companies (Cost $14,890,517)	14,890,517

	TOTAL SHORT TERM INVESTMENTS (Cost $14,890,517)	14,890,517

	Total Investments (Cost $215,742,409) - 98.36%	229,166,095
	Other Assets in Excess of Liabilities - 1.64%	3,833,708
	TOTAL NET ASSETS - 100.00%	$232,999,803

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Fair valued security. The total value of these securities amounted to $7,196,975 (3.09% of net assets) at June 30, 2011.
(c)	Foreign issued security. The total value of these securities amounted to $27,667,512 (11.87% of net assets) at June 30, 2011.
(d)	Illiquid Security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2011.
(e)	Restricted security deemed liquid. The total value of restricted securities is $36,435,880 (15.64% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$215,742,409
	Gross unrealized appreciation	16,558,468
	Gross unrealized depreciation	(3,134,782)
	Net unrealized appreciation	$13,423,686

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 85.10%
	Bermuda - 4.40%
	Food Products - 2.04%
1,010,263	Asian Citrus Holdings Ltd.	$917,866
508,405	Asian Citrus Holdings Ltd.	473,262
		1,391,128
	Industrial Conglomerates - 2.36%
27,995	Jardine Matheson Holding Ltd.	1,605,233
	Total Bermuda (Cost $2,653,905)	2,996,361

	Brazil - 5.09%
	Diversified Financial Services - 1.79%
184,320	BM&F Bovespa SA	1,218,840

	Health Care Providers & Services - 2.13%
53,000	Diagnosticos da America SA	718,258
50,000	Fleury SA	731,106
		1,449,364
	Real Estate Management & Development - 1.17%
36,000	BR Properties SA	405,985
16,000	Iguatemi Empresa de Shopping Centers SA	392,554
		798,539
	Total Brazil (Cost $3,174,338)	3,466,743

	Cayman Islands - 7.51%
	Biotechnology - 1.38%
54,000	3SBio, Inc. - ADR (a)	941,220

	Communications Equipment - 0.97%
1,750,000	O-Net Communication Group Ltd. (a)	663,416

	Construction Materials - 0.51%
300,000	China Shanshui Cement Group	346,582

	Hotels, Restaurants & Leisure - 0.61%
9,600	Ctrip.com International, Ltd. - ADR (a)	413,568

	Internet Software & Services - 0.94%
68,800	ChinaCache International Holdings Ltd. - ADR (a)	637,088

	Media - 0.17%
31,000	Bona Film Group Ltd. - ADR (a)	115,010

	Personal Products - 0.24%
80,000	Biostime International Holdings Ltd.	165,722

	Specialty Retail - 1.98%
100,000	China ZhengTong Auto Services Holdings Ltd. (a)	114,499
392,000	Hengdeli Holdings Ltd.	207,040
211,700	Lentuo Internationl Inc. - ADR (a)	1,028,862
		1,350,401

	Textiles, Apparel & Luxury Goods - 0.71%
190,000	Stella International Holdings Ltd.	481,489
	Total Cayman Islands (Cost $4,822,871)	5,114,496

	Chile - 1.30%
	Beverages - 1.30%
15,100	Compania Cervecerias Unidas S.A. - ADR	887,729
	Total Chile (Cost $729,225)	887,729

	China - 1.50%
	Health Care Equipment & Supplies - 1.50%
36,400	Mindray Medical International Ltd. - ADR	1,021,020
	Total China (Cost $993,347)	1,021,020

	France - 9.66%
	Beverages - 2.41%
9,000	Pernod Ricard SA	887,105
9,000	Remy Cointreau SA	757,505
		1,644,610
	Electrical Equipment - 1.99%
8,100	Schneider Electric	1,353,171

	Food Products - 1.87%
17,100	DANONE S.A.	1,275,842

	Machinery - 1.04%
5,800	Vallourec SA	706,433

	Software - 1.45%
11,600	Dassault Systemes S.A.	987,610

	Textiles, Apparel & Luxury Goods - 0.90%
3,400	LVMH Moet Hennessy Louis Vuitton SA	611,879
	Total France (Cost $5,667,276)	6,579,545

	Germany - 11.80%
	Food Products - 0.73%
2,200	KWS Saat AG	499,289

	Health Care Equipment & Supplies - 2.02%
13,200	Fresenius SE	1,377,847

	Household Products - 1.72%
20,400	Henkel AG & Co. KGaA	1,169,277

	Industrial Conglomerates - 0.91%
4,500	Siemens AG - ADR	618,885

	Pharmaceuticals - 1.90%
13,100	Bayer AG	1,053,198
3,000	Bayer AG - ADR	241,680
		1,294,878
	Software - 0.97%
10,900	SAP AG - ADR	661,085

	Textiles, Apparel & Luxury Goods - 3.55%
17,700	Adidas AG	1,404,029
3,200	Puma AG Rudolf Dassler Sport	1,012,326
		2,416,355
	Total Germany (Cost $6,855,687)	8,037,616

	Hong Kong - 5.19%
	Automobiles - 1.11%
400,000	Dongfeng Motor Group Co. Ltd. - Class H	755,619

	Food Products - 0.23%
50,000	Tingyi (Cayman Island) Holding Corp.	154,529

	Health Care Equipment & Supplies - 0.09%
44,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	63,441

	Hotels, Restaurants & Leisure - 0.47%
215,000	Fairwood Holdings Ltd.	321,601

	IT Services - 0.78%
840,000	Travelsky Technology Ltd. - Class H	528,933

	Textiles, Apparel & Luxury Goods - 1.83%
700,000	Anta Sports Products Ltd.	1,250,370

	Wireless Telecommunication Services - 0.68%
50,000	China Mobile Ltd.	462,624
	Total Hong Kong (Cost $2,917,789)	3,537,117

	India - 1.29%
	Pharmaceuticals - 1.29%
25,700	Dr. Reddy's Laboratories Ltd. - ADR	882,281
	Total India (Cost $632,001)	882,281

	Israel - 1.64%
	Pharmaceuticals - 1.64%
23,200	Teva Pharmaceutical Industries Ltd. - ADR	1,118,704
	Total Israel (Cost $1,151,626)	1,118,704

	Japan - 0.88%
	Electronic Equipment, Instruments & Components - 0.64%
34,000	Nippon Electric Glass Co., Ltd.	433,314

	Machinery - 0.24%
1,000	FANUC CORP.	166,201
	Total Japan (Cost $608,046)	599,515

	Luxembourg - 1.81%
	Wireless Telecommunication Services - 1.81%
11,900	Millicom International Cellular SA	1,234,625
	Total Luxembourg (Cost $890,509)	1,234,625

	Malaysia - 1.80%
	Airlines - 1.80%
1,055,000	AirAsia BHD	1,229,872
	Total Malaysia (Cost $489,431)	1,229,872

	Mexico - 0.76%
	Wireless Telecommunication Services - 0.76%
9,600	America Movil SAB de CV - ADR	517,248
	Total Mexico (Cost $458,813)	517,248

	Netherlands - 4.01%
	Food Products - 0.95%
19,800	Unilever NV - NY Shares - ADR	650,430

	Industrial Conglomerates - 0.78%
20,767	Koninklijke Philips Electronics N.V. - ADR	533,297

	Semiconductors & Semiconductor Equipment - 2.28%
14,000	ASML Holding N.V. - NY Shares - ADR	517,440
18,000	NXP Semiconductors NV (a)	481,140
55,400	STMicroelectronics N.V. - NY Shares - ADR	551,784
		1,550,364
	Total Netherlands (Cost $2,968,980)	2,734,091

	Norway - 0.92%
	Commercial Services & Supplies - 0.92%
72,000	Tomra Systems Asa	627,230
	Total Norway (Cost $437,067)	627,230

	Singapore - 3.06%
	Hotels, Restaurants & Leisure - 0.37%
120,000	Mandarin Oriental International Ltd.	250,800

	Industrial Conglomerates - 2.10%
46,695	Jardine Strategic Holdings Ltd. (a)	1,428,867

	Semiconductors & Semiconductor Equipment - 0.59%
10,570	Avago Technologies Ltd.	401,660
	Total Singapore (Cost $1,608,279)	2,081,327

	Sweden - 0.96%
	Communications Equipment - 0.96%
45,600	Telefonaktirbolaget LM Ericsson - ADR	655,728
	Total Sweden (Cost $594,750)	655,728

	Switzerland - 11.91%
	Capital Markets - 4.18%
28,500	EFG International AG	315,932
82,900	GAM Holding AG	1,360,714
28,400	Julius Baer Group Ltd.	1,173,157
		2,849,803
	Chemicals - 1.18%
11,900	Syngenta Ag - ADR	803,964

	Electrical Equipment - 1.71%
44,800	ABB Ltd. - ADR	1,162,560

	Food Products - 1.69%
600	Barry Callebaut Ag	594,469
9,000	Nestle SA	559,322
		1,153,791

	Software - 1.13%
25,000	Temenos Group AG (a)	770,146

	Textiles, Apparel & Luxury Goods - 2.02%
11,000	Compagnie Financiere Richemont SA - Class BR A	720,250
1,300	The Swatch Group AG	655,296
		1,375,546
	Total Switzerland (Cost $6,743,482)	8,115,810

	Taiwan, Province of China - 1.14%
	Semiconductors & Semiconductor Equipment - 1.14%
61,681	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	777,797
	Total Taiwan, Province of China (Cost $597,568)	777,797

	United Kingdom - 7.77%
	Beverages - 1.41%
11,700	Diageo plc - ADR	957,879

	Capital Markets - 2.53%
41,500	Schroders PLC	1,030,390
33,000	Schroders PLC	695,411
		1,725,801
	Health Care Equipment & Supplies - 1.11%
14,000	Smith & Nephew PLC - ADR	758,240

	Hotels, Restaurants & Leisure - 1.55%
129,085	Millennium & Copthorne Hotels PLC	1,053,489

	Internet Software & Services - 1.17%
90,000	Telecity Group PLC (a)	800,231
	Total United Kingdom (Cost $4,953,203)	5,295,640

	United States - 0.70%
	Software - 0.70%
28,800	AsiaInfo-Linkage Inc. (a)	476,928
	Total United States (Cost $510,340)	476,928

	TOTAL COMMON STOCKS (Cost $50,458,533)	57,987,423

	PREFERRED STOCKS - 5.37%
	Brazil - 5.37%
	Beverages - 1.71%
34,500	Companhia de Bebidas das Americas (AMBEV) - ADR	1,163,685

	Oil, Gas & Consumable Fuels - 1.54%
34,300	Petroleo Brasileiro S.A. - ADR	1,052,324

	Wireless Telecommunication Services - 2.12%
29,300	Tim Participacoes SA - ADR	1,441,853
	Total Brazil (Cost $3,027,082)	3,657,862

	TOTAL PREFERRED STOCKS (Cost $3,027,082)	3,657,862

	SHORT TERM INVESTMENTS - 6.40%
	Investment Compaies - 6.40%
$4,363,737	Fidelity Institutional Government Portfolio - 0.01%	4,363,737
	Total Investment Companies (Cost $4,363,737)	4,363,737

	TOTAL SHORT TERM INVESTMENTS (Cost $4,363,737)	4,363,737

	Total Investments (Cost $57,849,352) - 96.87%	66,009,022
	Other Assets in Excess of Liabilities - 3.13%	2,132,749
	TOTAL NET ASSETS - 100.00%	$68,141,771

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$57,849,352
	Gross unrealized appreciation	10,225,920
	Gross unrealized depreciation	(2,066,250)
	Net unrealized appreciation	$8,159,670

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of June 30, 2011, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Airlines	$1,229,873	1.80%
Automobiles	755,619	1.11%
Beverage	3,490,218	5.12%
Biotechnology	941,220	1.38%
Capital Markets	4,575,604	6.72%
Chemicals	803,964	1.18%
Commercial Service & Supplies	627,230	0.92%
Communications Equipment	1,319,143	1.94%
Construction Materials	346,582	0.51%
Diversified Financial Services	1,218,840	1.79%
Electrical Equipment	2,515,732	3.69%
Electronic Equipment, Instruments & Components	433,315	0.64%
Food Products	5,125,009	7.52%
Health Care Equipment & Supplies	1,842,701	2.70%
Health Care Providers & Services	2,827,211	4.15%
Hotels, Resturants & Leisure	2,039,457	2.99%
Household Products	1,169,277	1.72%
Industrial Conglomerates	4,186,282	6.14%
Internet Software & Services	1,437,319	2.11%
IT Services	528,933	0.78%
Machinery	872,634	1.28%
Media	115,010	0.17%
Personal Products	165,722	0.24%
Pharmaceuticals	3,295,863	4.84%
Real Estate Management & Development	798,539	1.17%
Semiconductors & Semiconductor Equipment	2,729,821	4.01%
Software	2,895,769	4.25%
Specialty Retail	1,350,401	1.98%
Textiles, Apparel & Luxury Goods	6,135,638	9.00%
Wireless Telecommunications	2,214,497	3.25%
Total Common Stocks	57,987,423	85.10%

Preferred Stocks
Beverage	1,163,685	1.71%
Oil, Gas & Consumable Fuels	1,052,324	1.54%
Wireless Telecommunications	1,441,853	2.12%
Total Preferred Stocks	3,657,862	5.37%

Short Term Investments
Investment Companies	4,363,737	6.40%
Total Short Term Investments	4,363,737	6.40%

Total Investments	66,009,022	96.87%
Other Assets in Excess of Liabilities	2,132,749	3.13%
TOTAL NET ASSETS	$68,141,771	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.37%
	Consumer Discretionary - 13.57%
	Automobiles - 2.74%
12,300	TOYOTA MOTOR CORP. - ADR (b)	$1,013,766

	Media - 3.88%
11,450	Viacom Inc. - Class B	583,950
21,800	The Walt Disney Co.	851,072
		1,435,022
	Specialty Retail - 3.55%
19,600	Abercrombie & Fitch Co. - Class A	1,311,632

	Textiles, Apparel & Luxury Goods - 3.40%
4,300	Deckers Outdoor Corp. (a)	379,002
6,600	Polo Ralph Lauren Corp.	875,226
		1,254,228
	Total Consumer Discretionary (Cost $3,511,849)	5,014,648

	Consumer Staples - 3.69%
	Food & Staples Retailing - 2.24%
10,200	Costco Wholesale Corp.	828,648

	Personal Products - 1.45%
19,100	Avon Products, Inc.	534,800
	Total Consumer Staples (Cost $957,785)	1,363,448

	Energy - 2.36%
	Energy Equipment & Services - 2.36%
10,079	Schlumberger Ltd. (b)	870,826
	Total Energy (Cost $437,288)	870,826

	Financials - 16.55%
	Capital Markets - 2.19%
17,600	Northern Trust Corp.	808,896

	Diversified Financial Services - 14.36%
16,300	American Express Co.	842,710
71,300	Bank of America Corp.	781,448
8,700	Franklin Resources, Inc.	1,142,223
28,100	JPMorgan Chase & Co.	1,150,414
8,200	T. Rowe Price Group, Inc.	494,788
10,600	Visa Inc.	893,156
		5,304,739
	Total Financials (Cost $4,929,291)	6,113,635

	Health Care - 20.08%
	Biotechnology - 3.73%
33,300	Gilead Sciences, Inc. (a)	1,378,953

	Health Care Equipment & Supplies - 2.07%
8,850	Becton, Dickinson and Co.	762,604

	Health Care Providers & Services - 2.15%
30,300	HEALTHSOUTH Corp. (a)	795,375

	Life Sciences Tools & Services - 1.63%
11,800	Agilent Technologies, Inc. (a)	603,098

	Pharmaceuticals - 10.50%
6,500	Bayer AG - ADR (b)	523,640
35,300	Forest Laboratories, Inc. (a)	1,388,702
19,500	Hospira, Inc. (a)	1,104,870
24,400	Merck & Co., Inc.	861,076
		3,878,288
	Total Health Care (Cost $5,729,021)	7,418,318

	Industrials - 7.01%
	Aerospace & Defense - 2.34%
11,700	The Boeing Co.	864,981

	Air Freight & Logistics - 3.23%
12,600	FedEx Corp.	1,195,110

	Construction & Engineering - 1.44%
8,200	Fluor Corp.	530,212
	Total Industrials (Cost $1,428,546)	2,590,303

	Information Technology - 28.83%
	Communications Equipment - 6.57%
30,300	Cisco Systems, Inc.	472,983
13,600	Motorola Solutions, Inc. (a)	626,144
23,400	QUALCOMM Inc.	1,328,886
		2,428,013
	Computers & Peripherals - 1.19%
8,300	NetApp, Inc. (a)	438,074

	Electronic Equipment, Instruments & Components - 1.29%
26,200	Corning Inc.	475,530

	Internet Software & Services - 6.23%
42,200	eBay Inc. (a)	1,361,794
62,400	Yahoo!, Inc. (a)	938,496
		2,300,290
	Semiconductors & Semiconductor Equipment - 10.23%
81,600	Applied Materials, Inc.	1,061,616
21,700	Broadcom Corp. - Class A	729,988
48,200	Intel Corp.	1,068,112
28,000	Texas Instruments, Inc.	919,240
		3,778,956
	Software - 3.32%
52,000	Electronic Arts Inc. (a)	1,227,200
	Total Information Technology (Cost $8,787,422)	10,648,063

	Materials - 5.28%
	Chemicals - 5.28%
18,800	Monsanto Co.	1,363,752
8,000	Sigma-Aldrich Corp.	587,040
	Total Materials (Cost $1,556,687)	1,950,792

	TOTAL COMMON STOCKS (Cost $27,337,889)	35,970,033

	SHORT TERM INVESTMENTS - 2.82%
	Investment Compaies - 2.82%
$1,042,611	Fidelity Institutional Government Portfolio - 0.01%	1,042,611
	Total Investment Companies (Cost $1,042,611)	1,042,611

	TOTAL SHORT TERM INVESTMENTS (Cost $1,042,611)	1,042,611

	Total Investments (Cost $28,380,500) - 100.19%	37,012,644
	Liabilities in Excess of Other Assets - (0.19)%	(69,780)
	TOTAL NET ASSETS - 100.00%	$36,942,864

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,408,232 (6.52% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$28,380,500
	Gross unrealized appreciation	9,309,945
	Gross unrealized depreciation	(677,801)
	Net unrealized appreciation	$8,632,144

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.56%
	Consumer Discretionary - 11.55%
	Diversified Consumer Services - 4.82%
75,500	National American University Holdings, Inc.	$710,455
7,200	Steiner Leisure Ltd. (a)(b)	328,896
23,300	Universal Technical Institute, Inc.	460,641
		1,499,992
	Hotels, Restaurants & Leisure - 3.16%
52,898	McCormick & Schmick's Seafood Restaurants, Inc. (a)	454,394
56,700	Shuffle Master, Inc. (a)	530,428
		984,822
	Household Durables - 1.12%
81,355	The Dixie Group, Inc. (a)(c)	347,386

	Textiles, Apparel & Luxury Goods - 2.45%
22,600	Oxford Industries, Inc.	762,976
	Total Consumer Discretionary (Cost $3,039,916)	3,595,176

	Consumer Staples - 3.74%
	Beverages - 2.31%
50,000	Primo Water Corp. (a)	719,500

	Food Products - 1.43%
85,600	Smart Balance, Inc. (a)	443,408
	Total Consumer Staples (Cost $1,081,020)	1,162,908

	Financials - 8.06%
	Capital Markets - 3.30%
12,800	Cohen & Steers, Inc.	424,320
76,600	Edelman Financial Group Inc.	604,374
		1,028,694
	Diversified Financial Services - 4.76%
59,100	MarketAxess Holdings, Inc.	1,481,046
	Total Financials (Cost $1,631,966)	2,509,740

	Health Care - 15.91%
	Health Care Equipment & Supplies - 9.78%
50,200	Align Technology, Inc. (a)	1,144,560
13,800	ICU Medical, Inc. (a)	603,060
13,925	Meridian Bioscience, Inc.	335,732
11,050	Neogen Corp. (a)	499,570
13,100	Sonosite, Inc. (a)	460,727
		3,043,649
	Health Care Providers & Services - 1.99%
17,000	National Research Corp.	621,010

	Health Care Technology - 4.14%
8,200	Computer Programs and Systems, Inc.	520,536
49,300	Omnicell, Inc. (a)	768,587
		1,289,123
	Total Health Care (Cost $2,606,900)	4,953,782

	Industrials - 12.82%
	Building Products - 1.60%
35,000	Ameresco, Inc. - Class A (a)	496,300

	Construction & Engineering - 3.12%
41,500	MYR Group Inc. (a)	971,100

	Electrical Equipment - 2.31%
60,000	Thermon Group Holdings Inc. (a)	720,000

	Machinery - 3.85%
22,200	Chart Industries, Inc. (a)	1,198,356

	Professional Services - 1.94%
13,900	Exponent, Inc. (a)	604,789
	Total Industrials (Cost $2,665,987)	3,990,545

	Information Technology - 41.89%
	Communications Equipment - 2.67%
55,100	EXFO, Inc. (a)(b)	428,678
39,500	ShoreTel, Inc. (a)	402,900
		831,578
	Computers & Peripherals - 3.88%
27,492	Rimage Corp.	369,218
24,900	Stratasys, Inc. (a)	839,130
		1,208,348
	Electronic Equipment, Instruments & Components - 3.90%
14,200	DTS, Inc. (a)	575,810
33,000	Electro Scientific Industries, Inc. (a)	636,900
		1,212,710
	Internet Software & Services - 16.66%
12,102	comScore Inc. (a)	313,442
50,000	Cornerstone OnDemand, Inc. (a)	882,500
22,000	Envestnet, Inc. (a)	326,700
142,500	Internap Network Services Corp. (a)	1,047,375
39,300	NIC, Inc.	528,978
20,000	Responsys, Inc. (a)	354,600
40,000	SciQuest, Inc. (a)	683,600
36,000	SPS Commerce Inc. (a)	640,440
40,900	XO Group, Inc. (a)	406,955
		5,184,590
	Semiconductors & Semiconductor Equipment - 3.89%
8,100	Cabot Microelectronics Corp. (a)	376,407
7,000	NVE Corp. (a)	409,150
71,100	PDF Solutions, Inc. (a)	423,756
		1,209,313

	Software - 10.89%
16,500	ACI Worldwide, Inc. (a)	557,205
90,278	Deltek, Inc. (a)	676,182
56,800	PROS Holdings, Inc. (a)	993,432
22,500	Radiant Systems, Inc. (a)	470,250
41,000	Velti PLC. (a)(b)	693,310
		3,390,379
	Total Information Technology (Cost $10,268,722)	13,036,918

	Materials - 3.59%
	Chemicals - 1.88%
46,500	Landec Corp. (a)	306,900
18,600	STR Holdings Inc. (a)	277,512
		584,412
	Metals & Mining - 1.71%
40,000	Horsehead Holding Corp. (a)	532,800
	Total Materials (Cost $918,137)	1,117,212

	TOTAL COMMON STOCKS (Cost $22,212,648)	30,366,281

	SHORT TERM INVESTMENTS - 1.11%
	Investment Compaies - 1.11%
$345,605	Fidelity Institutional Government Portfolio - 0.01%	345,605
	Total Investment Companies (Cost $345,605)	345,605

	TOTAL SHORT TERM INVESTMENTS (Cost $345,605)	345,605

	Total Investments (Cost $22,558,253) - 98.67%	30,711,886
	Other Assets in Excess of Liabilities - 1.33%	415,072
	TOTAL NET ASSETS - 100.00%	$31,126,958

PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $1,450,884 (4.66% of net assets) at June 30, 2011.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $67,146 (0.22% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$22,558,253
	Gross unrealized appreciation	9,095,218
	Gross unrealized depreciation	(941,585)
	Net unrealized appreciation	$8,153,633

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 95.46%
	Consumer Discretionary - 33.16%
	Auto Components - 4.71%
220,800	Autoliv, Inc.	$17,321,760
650,700	Gentex Corp.	19,670,661
		36,992,421
	Diversified Consumer Services - 6.31%
808,800	Career Education Corp. (a)	17,106,120
354,300	DeVry, Inc.	20,949,759
147,794	ITT Educational Services, Inc. (a)	11,563,403
		49,619,282
	Hotels, Restaurants & Leisure - 5.12%
35,500	Chipotle Mexican Grill, Inc. (a)	10,940,745
856,500	International Game Technology	15,057,270
355,675	Life Time Fitness, Inc. (a)	14,194,989
		40,193,004
	Household Durables - 2.12%
365,700	Harman International Industries, Inc.	16,664,949

	Specialty Retail - 9.52%
411,300	Abercrombie & Fitch Co. - Class A	27,524,196
922,600	Chico's FAS, Inc.	14,051,198
329,800	PETsMART, Inc.	14,963,026
62,900	Tiffany & Co.	4,938,908
473,600	Urban Outfitters, Inc. (a)	13,331,840
		74,809,168
	Textiles, Apparel & Luxury Goods - 5.38%
87,800	Deckers Outdoor Corp. (a)	7,738,692
137,200	Polo Ralph Lauren Corp.	18,194,092
211,000	Under Armour, Inc. - Class A (a)	16,312,410
		42,245,194
	Total Consumer Discretionary (Cost $184,287,396)	260,524,018

	Consumer Staples - 1.86%
	Food & Staples Retailing - 1.86%
230,600	Whole Foods Market, Inc.	14,631,570
	Total Consumer Staples (Cost $8,809,083)	14,631,570

	Financials - 16.86%
	Capital Markets - 6.65%
111,400	Affiliated Managers Group, Inc. (a)	11,301,530
442,900	Eaton Vance Corp.	13,388,867
1,105,400	Janus Capital Group, Inc.	10,434,976
373,300	Northern Trust Corp.	17,156,868
		52,282,241
	Consumer Finance - 1.16%
909,700	Netspend Holdings, Inc. (a)	9,097,000

	Diversified Financial Services - 9.05%
286,400	Global Payments Inc.	14,606,400
527,000	Moody's Corp.	20,210,450
360,800	Morningstar, Inc.	21,929,424
380,500	MSCI, Inc. (a)	14,337,240
		71,083,514
	Total Financials (Cost $118,676,193)	132,462,755

	Health Care - 12.37%
	Biotechnology - 1.18%
694,600	Amylin Pharmaceuticals, Inc. (a)	9,279,856

	Health Care Equipment & Supplies - 1.60%
329,400	DENTSPLY International, Inc.	12,543,552

	Health Care Providers & Services - 1.71%
511,500	HEALTHSOUTH Corp. (a)	13,426,875

	Life Sciences Tools & Services - 4.09%
361,400	Charles River Laboratories International, Inc. (a)	14,690,910
649,200	Pharmaceutical Product Development, Inc.	17,424,528
		32,115,438
	Pharmaceuticals - 3.79%
458,000	Forest Laboratories, Inc. (a)	18,017,720
208,500	Hospira, Inc. (a)	11,813,610
		29,831,330
	Total Health Care (Cost $87,658,838)	97,197,051

	Industrials - 6.67%
	Air Freight & Logistics - 1.05%
419,100	UTI Worldwide, Inc. (b)	8,252,079

	Commercial Services & Supplies - 2.57%
726,600	Covanta Holding Corp.	11,981,634
240,550	Iron Mountain, Inc.	8,200,349
		20,181,983
	Construction & Engineering - 2.04%
795,700	Quanta Services, Inc. (a)	16,073,140

	Professional Services - 1.01%
228,900	Verisk Analytics, Inc - Class A (a)	7,924,518
	Total Industrials (Cost $48,452,061)	52,431,720

	Information Technology - 21.15%
	Electronic Equipment, Instruments & Components - 2.04%
376,700	Dolby Laboratories, Inc. - Class A (a)	15,994,682

	Internet Software & Services - 4.89%
285,400	Akamai Technologies, Inc. (a)	8,981,538
158,300	Equinix, Inc. (a)	15,991,466
915,500	Monster Worldwide, Inc. (a)	13,421,230
		38,394,234
	IT Services - 4.83%
225,600	Fiserv, Inc. (a)	14,129,328
65,500	FleetCor Technologies Inc. (a)	1,941,420
836,000	NeuStar, Inc. (a)	21,903,200
		37,973,948

	Semiconductors & Semiconductor Equipment - 2.90%
563,100	KLA-Tencor Corp.	22,794,288

	Software - 6.49%
1,145,800	Electronic Arts Inc. (a)	27,040,880
258,000	Red Hat, Inc. (a)	11,842,200
204,400	Solera Holdings Inc.	12,092,304
		50,975,384
	Total Information Technology (Cost $145,854,053)	166,132,536

	Materials - 3.39%
	Chemicals - 3.39%
169,200	FMC Corp.	14,554,584
164,800	Sigma-Aldrich Corp.	12,093,024
	Total Materials (Cost $16,442,450)	26,647,608

	TOTAL COMMON STOCKS (Cost $610,180,074)	750,027,258

	SHORT TERM INVESTMENTS - 4.48%
	Investment Compaies - 4.48%
$35,228,786	Fidelity Institutional Government Portfolio - 0.01%	35,228,786
	Total Investment Companies (Cost $35,228,786)	35,228,786

	TOTAL SHORT TERM INVESTMENTS (Cost $35,228,786)	35,228,786

	Total Investments (Cost $645,408,860) - 99.94%	785,256,044
	Other Assets in Excess of Liabilities - 0.06%	456,942
	TOTAL NET ASSETS - 100.00%	$785,712,986

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $8,252,079 (1.05% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$645,408,860
	Gross unrealized appreciation	160,705,182
	Gross unrealized depreciation	(20,857,998)
	Net unrealized appreciation	$139,847,184

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 95.48%
	Energy - 3.53%
	Energy Equipment & Services - 3.53%
100,300	Baker Hughes, Inc.	$7,277,768
67,825	Schlumberger Ltd. (b)	5,860,080
	Total Energy (Cost $7,292,529)	13,137,848

	Health Care - 37.73%
	Biotechnology - 4.89%
581,000	Amylin Pharmaceuticals, Inc. (a)	7,762,160
252,000	Gilead Sciences, Inc. (a)	10,435,320
		18,197,480
	Health Care Equipment & Supplies - 9.75%
462,300	Align Technology, Inc. (a)	10,540,440
135,400	Baxter International Inc.	8,082,026
86,300	Becton, Dickinson and Co.	7,436,471
124,800	DENTSPLY International, Inc.	4,752,384
165,600	NuVasive, Inc. (a)	5,444,928
		36,256,249
	Health Care Providers & Services - 1.35%
192,000	HEALTHSOUTH Corp. (a)	5,040,000

	Health Care Technology - 2.61%
80,800	athenahealth Inc. (a)	3,320,880
100,600	Computer Programs and Systems, Inc.	6,386,088
		9,706,968
	Life Sciences Tools & Services - 7.27%
75,800	Agilent Technologies, Inc. (a)	3,874,138
205,100	Charles River Laboratories International, Inc. (a)	8,337,315
288,800	Pharmaceutical Product Development, Inc.	7,751,392
84,900	Techne Corp.	7,078,113
		27,040,958
	Pharmaceuticals - 11.86%
112,200	Allergan, Inc.	9,340,650
263,800	Forest Laboratories, Inc. (a)	10,377,892
178,100	Hospira, Inc. (a)	10,091,146
170,000	Merck & Co., Inc.	5,999,300
344,600	Warner Chilcott PLC - Class A (b)	8,315,198
		44,124,186
	Total Health Care (Cost $118,744,684)	140,365,841

	Industrials - 7.53%
	Aerospace & Defense - 1.21%
115,700	Ceradyne, Inc. (a)	4,511,143

	Construction & Engineering - 2.04%
376,000	Quanta Services, Inc. (a)	7,595,200

	Machinery - 2.54%
175,100	Chart Industries, Inc. (a)	9,451,898

	Professional Services - 1.74%
147,900	The Corporate Executive Board Co.	6,455,835
	Total Industrials (Cost $17,708,923)	28,014,076

	Information Technology - 42.34%
	Communications Equipment - 5.75%
506,200	Cisco Systems, Inc.	7,901,782
123,100	Motorola Solutions, Inc. (a)	5,667,524
137,900	QUALCOMM Inc.	7,831,341
		21,400,647
	Computers & Peripherals - 3.86%
254,100	EMC Corp. (a)	7,000,455
139,300	NetApp, Inc. (a)	7,352,254
		14,352,709
	Electronic Equipment, Instruments & Components - 2.43%
313,600	Corning Inc.	5,691,840
79,200	Dolby Laboratories, Inc. - Class A (a)	3,362,832
		9,054,672
	Internet Software & Services - 10.47%
161,500	Akamai Technologies, Inc. (a)	5,082,405
103,900	Ancestry.com, Inc. (a)	4,300,421
64,400	Digital River, Inc. (a)	2,071,104
251,500	eBay Inc. (a)	8,115,905
62,500	Equinix, Inc. (a)	6,313,750
13,000	Google Inc. - Class A (a)	6,582,940
430,900	Yahoo!, Inc. (a)	6,480,736
		38,947,261
	IT Services - 6.26%
95,100	Fiserv, Inc. (a)	5,956,113
54,900	International Business Machines Corp. (IBM)	9,418,095
301,400	NeuStar, Inc. (a)	7,896,680
		23,270,888
	Semiconductors & Semiconductor Equipment - 6.62%
397,500	Applied Materials, Inc.	5,171,475
160,200	Broadcom Corp. - Class A	5,389,128
99,375	FormFactor Inc. (a)	900,337
289,550	Intel Corp.	6,416,428
33,500	Semtech Corp. (a)	915,890
178,100	Texas Instruments, Inc.	5,847,023
		24,640,281
	Software - 6.95%
434,200	Electronic Arts Inc. (a)	10,247,120
163,200	Microsoft Corp.	4,243,200
267,700	Oracle Corp.	8,810,007
55,300	Red Hat, Inc. (a)	2,538,270
		25,838,597
	Total Information Technology (Cost $135,562,597)	157,505,055

	Materials - 4.35%
	Chemicals - 4.35%
67,100	FMC Corp.	5,771,942
143,300	Monsanto Co.	10,394,982
	Total Materials (Cost $13,860,606)	16,166,924

	TOTAL COMMON STOCKS (Cost $293,169,339)	355,189,744

	SHORT TERM INVESTMENTS - 4.38%
	Investment Compaies - 4.38%
$16,307,011	Fidelity Institutional Government Portfolio - 0.01%	16,307,011
	Total Investment Companies (Cost $16,307,011)	16,307,011

	TOTAL SHORT TERM INVESTMENTS (Cost $16,307,011)	16,307,011

	Total Investments (Cost $309,476,350) - 99.86%	371,496,755
	Other Assets in Excess of Liabilities - 0.14%	521,393
	TOTAL NET ASSETS - 100.00%	$372,018,148

PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $14,175,278 (3.81% of net assets) at June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$309,476,350
	Gross unrealized appreciation	67,922,124
	Gross unrealized depreciation	(5,901,719)
	Net unrealized appreciation	$62,020,405

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 96.34%
	Consumer Discretionary - 24.90%
	Auto Components - 2.17%
2,161,064	Gentex Corp.	$65,328,965

	Diversified Consumer Services - 6.35%
591,500	Capella Education Co. (a)	24,754,275
3,816,300	Career Education Corp. (a)	80,714,745
7,117,865	Corinthian Colleges, Inc. (a)(d)	30,322,105
512,183	DeVry, Inc.	30,285,380
1,240,000	Universal Technical Institute, Inc. (c)(d)	24,514,800
		190,591,305
	Hotels, Restaurants & Leisure - 15.04%
2,864,494	Ameristar Casinos, Inc. (d)	67,917,153
2,593,950	Life Time Fitness, Inc. (a)(d)	103,524,544
2,250,500	P.F. Chang's China Bistro, Inc. (d)	90,560,120
700,750	Panera Bread Co. (a)	88,056,245
3,304,525	WMS Industries, Inc. (a)(d)	101,515,008
		451,573,070
	Specialty Retail - 0.21%
4,461,600	Coldwater Creek, Inc. (a)	6,246,240

	Textiles, Apparel & Luxury Goods - 1.13%
1,008,225	Oxford Industries, Inc. (d)	34,037,676
	Total Consumer Discretionary (Cost $579,010,599)	747,777,256

	Consumer Staples - 1.40%
	Food & Staples Retailing - 1.40%
1,083,700	The Fresh Market, Inc. (a)	41,917,516
	Total Consumer Staples (Cost $44,587,752)	41,917,516

	Financials - 7.50%
	Capital Markets - 2.80%
2,307,850	Waddell & Reed Financial, Inc. - Class A	83,890,348

	Diversified Financial Services - 3.18%
1,736,706	MarketAxess Holdings, Inc. (c)	43,521,852
854,900	Morningstar, Inc. (c)	51,960,822
		95,482,674
	Real Estate Management & Development - 1.52%
1,323,100	FirstService Corp. (a)(b)(c)	45,699,874
	Total Financials (Cost $96,109,426)	225,072,896

	Health Care - 21.37%
	Biotechnology - 1.95%
4,369,550	Amylin Pharmaceuticals, Inc. (a)	58,377,188

	Health Care Equipment & Services - 1.47%
1,577,400	PSS World Medical, Inc. (a)	44,182,974

	Health Care Equipment & Supplies - 6.82%
5,344,525	Align Technology, Inc. (a)(c)(d)	121,855,170
831,800	Haemonetics Corp. (a)	53,542,966
1,957,650	Wright Medical Group, Inc. (a)(d)	29,364,750
		204,762,886
	Health Care Providers & Services - 1.63%
2,309,000	VCA Antech, Inc. (a)	48,950,800

	Health Care Technology - 2.55%
1,863,300	athenahealth Inc. (a)(d)	76,581,630

	Life Sciences Tools & Services - 6.95%
1,140,843	Charles River Laboratories International, Inc. (a)	46,375,268
2,040,900	ICON PLC - ADR (a)(b)(c)	48,083,604
1,686,856	Pharmaceutical Product Development, Inc.	45,275,215
827,400	Techne Corp. (c)	68,980,338
		208,714,425
	Total Health Care (Cost $498,024,971)	641,569,903

	Industrials - 12.95%
	Aerospace & Defense - 2.98%
337,000	Ceradyne, Inc. (a)	13,139,630
3,496,500	Hexcel Corp. (a)	76,538,385
		89,678,015
	Machinery - 1.77%
551,369	Valmont Industries, Inc.	53,146,458

	Professional Services - 8.20%
2,582,860	The Corporate Executive Board Co. (c)(d)	112,741,839
956,100	Costar Group, Inc. (a)	56,677,608
775,100	FTI Consulting, Inc. (a)	29,407,294
2,151,900	Korn Ferry International (a)	47,320,281
		246,147,022
	Total Industrials (Cost $243,293,489)	388,971,495

	Information Technology - 28.22%
	Communications Equipment - 3.74%
2,236,908	Adtran, Inc.	86,590,709
1,398,000	Ciena Corp. (a)	25,695,240
		112,285,949

	Computers & Peripherals - 1.53%
887,600	Diebold, Inc.	27,524,476
544,300	Stratasys, Inc. (a)	18,342,910
		45,867,386
	Electronic Equipment, Instruments & Components - 2.46%
502,392	Dolby Laboratories, Inc. - Class A (a)	21,331,564
1,774,462	National Instruments Corp.	52,683,777
		74,015,341
	Internet Software & Services - 7.13%
457,700	Ancestry.com, Inc. (a)	18,944,203
3,342,000	DealerTrack Holdings Inc. (a)(c)(d)	76,698,900
1,776,975	Dice Holdings Inc. (a)	24,024,702
3,130,500	Internap Network Services Corp. (a)(c)(d)	23,009,175
3,488,400	Monster Worldwide, Inc. (a)	51,139,944
2,037,600	XO Group, Inc. (a)(c)(d)	20,274,120
		214,091,044
	IT Services - 2.11%
2,419,733	NeuStar, Inc. (a)	63,397,005

	Semiconductors & Semiconductor Equipment - 7.68%
1,030,346	Cabot Microelectronics Corp. (a)	47,880,179
2,034,950	Fairchild Semiconductor International, Inc. (a)	34,004,014
2,171,525	FormFactor, Inc. (a)	19,674,016
2,878,268	MKS Instruments, Inc. (c)(d)	76,043,841
1,941,058	Semtech Corp. (a)	53,068,526
		230,670,576
	Software - 3.57%
675,200	Blackboard, Inc. (a)	29,296,928
1,854,492	Manhattan Associates, Inc. (a)(c)(d)	63,868,704
596,900	RealD Inc. (a)	13,961,491
		107,127,123
	Total Information Technology (Cost $645,527,362)	847,454,424

	TOTAL COMMON STOCKS (Cost $2,106,553,599)	2,892,763,490

	PREFERRED STOCKS - 0.08%
	Financials - 0.08%
	Real Estate Management & Development - 0.08%
96,700	Firstservice Corp. (b)	2,422,335
	Total Financials (Cost $1,738,105)	2,422,335

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	2,422,335

	SHORT TERM INVESTMENTS - 3.51%
	Investment Compaies - 3.51%
$105,536,799	Fidelity Institutional Government Portfolio - 0.01%	105,536,799
	Total Investment Companies (Cost $105,536,799)	105,536,799

	TOTAL SHORT TERM INVESTMENTS (Cost $105,536,799)	105,536,799

	Total Investments (Cost $2,213,828,503) - 99.93%	3,000,722,624
	Other Assets in Excess of Liabilities - 0.07%	2,029,303
	TOTAL NET ASSETS - 100.00%	$3,002,751,927

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $96,205,813 (3.20% of net assets) at June 30, 2011.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $244,824,373 (8.14% of net assets) at June 30, 2011.
(d)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of
	these securities amounted to $1,052,829,535 (35.06% of net assets) at June 30, 2011. Please see attached table for details on affiliate transactions

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$2,213,828,503
	Gross unrealized appreciation	944,082,268
	Gross unrealized depreciation	(157,188,147)
	Net unrealized appreciation	$786,894,121

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2011

In accordance with FASB ASC 820, FairValue Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tierhierarchy todistinguish between(1) inputs that reflecttheassumptions marketparticipantswouldusein pricinganasset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s ownassumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NewYork StockExchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2011. These assets are measured on a recurring basis.

Buffalo China Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	784,705	2,429,910	-	3,214,615
Consumer Staples	-	1,572,953	-	1,572,953
Energy	-	4,402,307	-	4,402,307
Financials	290,415	2,644,643	-	2,935,058
Health Care	924,315	701,997	-	1,626,312
Industrials	-	2,343,655	-	2,343,655
Information Technology	404,366	932,788	123,680	1,460,834
Materials	-	2,287,278	-	2,287,278
Telecommunication Services	-	2,919,687	-	2,919,687
Utilities	-	1,118,033	-	1,118,033
Short Term Investment	1,420,692	-	-	1,420,692
Total*	3,824,493	21,353,251	123,680	25,301,424

The Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	108,811,494	-	-	108,811,494
Convertible Bonds	-	910,000	-	910,000
Corporate Bonds	-	53,207,732	-	53,207,732
Short Term Investments	23,895,891	-	-	23,895,891
Total*	132,707,385	54,117,732	-	186,825,117
Written Options	(234,347)	-	-	(234,347)

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	421,063,715	-	-	421,063,715
Short Term Investment	34,385,409	-	-	34,385,409
Total*	455,449,124	-	-	455,449,124

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	16,047,595	-	-	16,047,595
Convertible Preferred Stocks
Consumer Discretionary	2,233,570	-		2,233,570
Financials	-	3,306,862		3,306,862
Health Care	-	2,813,125	-	2,813,125
Preferred Stocks	3,131,250	1,531,113	-	4,662,363
Convertible Bonds
Consumer Discretionary	-	1,270,000	-	1,270,000
Consumer Staples	-	299,250	-	299,250
Energy	-	4,286,250	-	4,286,250
Financials	-	1,413,750	-	1,413,750
Health Care	-	13,527,253	508,125	14,035,378
Industrials	-	4,242,850	-	4,242,850
Information Technology	-	2,677,312	-	2,677,312
Materials	-	239,500	-	239,500
Corporate Bonds	-	156,747,773	-	156,747,773
Short Term Investments	14,890,517	-	-	14,890,517
Total*	36,302,932	192,355,038	508,125	229,166,095

The Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	2,996,361	-	-	2,996,361
Brazil	3,466,743	-	-	3,466,743
Cayman Islands	5,114,496	-	-	5,114,496
Chile	887,729	-	-	887,729
China	1,021,020	-	-	1,021,020
France	6,579,545	-	-	6,579,545
Germany	8,037,616	-	-	8,037,616
Hong Kong	3,537,117	-	-	3,537,117
India	882,281	-	-	882,281
Israel	1,118,704	-	-	1,118,704
Japan	599,515	-	-	599,515
Luxembourg	1,234,625	-	-	1,234,625
Malaysia	1,229,872	-	-	1,229,872
Mexico	517,248	-	-	517,248
Netherlands	2,734,091	-	-	2,734,091
Norway	-	627,230	-	627,230
Singapore	652,460	1,428,867	-	2,081,327
Sweden	655,728	-	-	655,728
Switzerland	8,115,810	-	-	8,115,810
Taiwan	777,797	-	-	777,797
United Kingdom	5,295,640	-	-	5,295,640
United States	476,928	-	-	476,928
Preferred Stocks	3,657,862	-	-	3,657,862
Short Term Investment	4,363,737	-	-	4,363,737
Total*	63,952,925	2,056,097	-	66,009,022

The Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	35,970,033			35,970,033
Short Term Investments	1,042,611	-	-	1,042,611
Total*	37,012,644	-	-	37,012,644

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	30,366,281	-	-	30,366,281
Short Term Investments	345,605	-	-	345,605
Total*	30,711,886	-	-	30,711,886

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	750,027,258	-	-	750,027,258
Short Term Investments	35,228,786	-	-	35,228,786
Total*	785,256,044	-	-	785,256,044

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	355,189,744	-	-	355,189,744
Short Term Investment	16,307,011	-	-	16,307,011
Total*	371,496,755	-	-	371,496,755

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,892,763,490	-	-	2,892,763,490
Preferred Stocks	2,422,335	-	-	2,422,335
Short Term Investment	105,536,799	-	-	105,536,799
Total*	3,000,722,624	-	-	3,000,722,624

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo China Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:
	Investments in Securities
	Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2011
Fair Value as of 3/31/2011	$-	**
Total unrealized gain (losses) included in earnings	(170,775)
Purchases, sales, issuance and settleements (net)	-
Transfer in and/or out of Level 2	294,455
Fair Value as of 6/30/2011	$123,680

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

The following is a reconciliation of the Buffalo High Yield Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:
	Investments in Securities
	Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2011
Fair Value as of 3/31/2011	$-	**
Total unrealized gain (losses) included in earnings	8,125
Purchases, sales, issuance and settleements (net)	-
Transfer in and/or out of Level 2	500,000
Fair Value as of 6/30/2011	$508,125

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

**Investment was valued at $0 based on unobservable inputs as of March 31, 2011 and June 30, 2011. There was no change in value in the investment(s) during the period ended June 30, 2011.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report. The following transfers between Levels 1, 2 and 3 were the result of securities fair valued pursuant to the Fund's fair valuation policy on June 30, 2011:

	Market Value	Market Value
Fund	Leve 1 to Level 2	Leve 1 to Level 3
Buffalo China Fund	21,353,251	123,680
Buffalo High Yield Fund		508,125
Buffalo International Fund	2,056,097

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2011.

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, beginning of period . . . . . . . . . . . . . . . .	350	8,970
Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,824	189,203
Options terminated in closing transaction . . . . . .	-	-
Options exercised. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-
Options expired. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(700)	(25,820)
Outstanding, end of period . . . . . . . . . . . . . . . . . . . . . .	4,474	172,353

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of June 30, 2011 amountedto $1,052,829,535, representing 35.06% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at June 30, 2011 or was an affiliate during the period ended June 30, 2011 is as follows:

	Align	Ameristar		Cabot	Coldwater	Corinthian	The Corporate
	Technology, Inc.	Casinos, Inc.**	athenahealth Inc.	Microelectronics Corp.	Creek, Inc.	Colleges, Inc.	Executive Board Co.

March 31, 2011
Balance
Shares	5,344,525	-	1,863,300	1,359,346	6,937,300	7,117,865	2,582,860
Cost	$66,543,681	$-	$54,878,782	$39,829,631	$53,634,537	$94,852,258	$50,126,033

Gross Additions
Shares	-	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-	$-

Gross Deductions
Shares	-	-	-	197,096	2,310,250	-	-
Cost	$-	$-	$-	$9,800,522	$3,567,902	$-	$-

June 30, 2011
Balance
Shares	5,344,525	2,864,494	1,863,300	-	-	7,117,865	2,582,860
Cost	$66,543,681	$41,162,165	$54,878,782	$-	$-	$94,852,258	$50,126,033

Realized gain (loss)				$3,728,734	$(23,504,925)

Investment income		$300,772					$387,429

	DealerTrack		Internap Network		Life Time	Manhattan	MKS
	Holdings Inc.	FormFactor, Inc.	Services Corp.	The Knot, Inc.***	Fitness, Inc.	Associates, Inc.	Instruments, Inc.

March 31, 2011
Balance
Shares	3,342,000	3,215,725	2,767,000	2,037,600	2,593,950	1,854,492	3,266,068
Cost	$55,972,808	$53,967,198	$42,868,707	$33,497,552	$54,203,086	$36,681,449	$60,490,590

Gross Additions
Shares	-	-	363,500	-	-	-	-
Cost	$-	$-	$2,557,387	$-	$-	$-	$-

Gross Deductions
Shares	-	683,325	-	-	-	-	387,800
Cost	$-	$6,036,218	$-	$-	$-	$-	$9,274,299

June 30, 2011
Balance
Shares	3,342,000	-	3,130,500	-	2,593,950	1,854,492	2,878,268
Cost	$55,972,808	$-	$45,426,094	$-	$54,203,086	$36,681,449	$51,216,291

Realized gain (loss)		$(11,694,422)				$-	$2,791,330

Investment income						$-	$431,740

	Oxford	P.F. Chang's	Universal Technical	WMS	Wright Medical
	Industries, Inc.	China Bistro, Inc.	Institute, Inc.	Industries, Inc.**	Group, Inc.**	XO Group, Inc.***	Total

March 31, 2011
Balance
Shares	1,008,225	2,250,500	1,240,000	-	-	-	-
Cost	$26,636,601	$78,881,641	$18,091,918	$-	$-	$-	$821,156,472

Gross Additions
Shares	-	-	-	388,000	-	-	-
Cost	$-	$-	$-	$12,352,507	$-	$-	$14,909,894

Gross Deductions
Shares	-	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-	$28,678,941

June 30, 2011
Balance
Shares	1,008,225	2,250,500	1,240,000	3,304,525	1,957,650	2,037,600	-
Cost	$26,636,601	$78,881,641	$18,091,918	$60,742,586	$32,759,638	$33,497,552	$801,672,583

Realized gain (loss)							$(28,679,283)

Investment income	$131,069	$472,605					$1,723,615

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
** Security is an affiliate due to appreciation in market value.
*** The Knot, Inc. became XO Group, Inc. on 6/28/2011.
Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date 8/19/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date 8/19/2011